UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicole Trudeau, Esq.
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number – (360) 734-9900
Date of fiscal year end: May 31, 2018
Date of reporting period: February 28, 2018

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks – 96.7%	Number of Shares	Market Value	Percentage of Assets

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	660,000	$44,239,800	3.2%

Automotive Retailers
Genuine Parts	382,000	35,082,880	2.5%

Home Improvement
Stanley Black & Decker	100,000	15,919,000	1.1%

		95,241,680	6.8%

Consumer Staples

Beverages
PepsiCo	250,000	27,432,500	2.0%

Household Products
Colgate-Palmolive	524,000	36,140,280	2.6%
Kimberly-Clark	230,000	25,511,600	1.8%
Procter & Gamble	100,000	7,852,000	0.6%
Unilever ADR	325,000	16,770,000	1.2%
		86,273,880	6.2%

Packaged Food
General Mills	600,000	30,330,000	2.1%
JM Smucker	185,000	23,365,500	1.7%
McCormick & Co	350,000	37,373,000	2.7%
		91,068,500	6.5%

		204,774,880	14.7%

Health Care

Large Pharma
AbbVie	350,000	40,540,500	2.9%
Bristol-Myers Squibb	650,000	43,030,000	3.1%
Eli Lilly	620,000	47,752,400	3.4%
GlaxoSmithKline ADR	342,007	12,418,274	0.9%
Johnson & Johnson	180,000	23,378,400	1.7%
Novartis ADR	450,000	37,507,500	2.7%
Pfizer	1,150,000	41,756,500	3.0%
		246,383,574	17.7%

Life Science Equipment
Abbott Laboratories	350,000	21,115,500	1.5%

		267,499,074	19.2%

Industrials

Aircraft & Parts
United Technologies	200,000	26,948,000	1.9%

Commercial & Residential Building Equipment & Systems
Honeywell International	300,000	45,333,000	3.3%
Johnson Controls International	500,000	18,435,000	1.3%
		63,768,000	4.6%

Flow Control Equipment
Parker Hannifin	275,000	49,079,250	3.5%

Industrial Distribution & Rental
W.W. Grainger	80,000	20,924,000	1.5%

Industrial Machinery
Illinois Tool Works	300,000	48,432,000	3.5%

Measurement Instruments
Rockwell Automation	300,000	54,240,000	3.9%

Rail Freight
Canadian National Railway	534,000	41,315,580	2.9%

		304,706,830	21.8%

Materials

Agricultural Chemicals
Nutrien	120,000	5,910,000	0.4%

Basic & Diversified Chemicals
Air Products & Chemicals	200,000	32,158,000	2.3%
Methanex	300,000	16,485,000	1.2%
Praxair	220,000	32,945,000	2.4%
		81,588,000	5.9%

Containers & Packaging
3M	260,000	61,232,600	4.4%

Non Wood Building Materials
Carlisle	330,000	33,960,300	2.4%

Specialty Chemicals
DowDuPont	641,000	45,062,300	3.2%
PPG Industries	400,000	44,976,000	3.2%
RPM International	180,000	8,958,600	0.7%
		98,996,900	7.1%

		281,687,800	20.2%

Technology

Infrastructure Software
Microsoft	700,000	65,639,000	4.7%

Semiconductor Devices
Intel	900,000	44,361,000	3.2%
Microchip Technology	540,000	48,022,200	3.4%
		92,383,200	6.6%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	850,048	36,849,581	2.7%

		194,871,781	14.0%

Total investments	(Cost = $530,320,790)	1,348,782,045	96.7%
Other assets (net of liabilities)		45,941,316	3.3%
Total net assets		$1,394,723,361	100.0%
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 98.3%	Number of Shares	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A¹	55,000	$60,715,600	3.6%

		60,715,600	3.6%

Consumer Discretionary

Home & Office Product Wholesalers
Fastenal	600,000	32,832,000	2.0%

Home Products Stores
Lowe's	400,000	35,836,000	2.1%

Specialty Apparel Stores
TJX Companies	700,000	57,876,000	3.4%

		126,544,000	7.5%

Consumer Staples

Beverages
PepsiCo	235,000	25,786,550	1.5%

Household Products
Church & Dwight	1,200,000	59,028,000	3.5%
Clorox	250,000	32,270,000	1.9%
Estee Lauder, Class A	458,594	63,487,753	3.7%
		154,785,753	9.1%

		180,572,303	10.6%

Health Care

Biotech
Amgen	355,000	65,238,350	3.9%
Celgene¹	200,000	17,424,000	1.0%
		82,662,350	4.9%

Large Pharma
Eli Lilly	510,000	39,280,200	2.3%
Johnson & Johnson	420,000	54,549,600	3.2%
Novartis ADR	175,000	14,586,250	0.9%
Novo Nordisk ADR	1,002,195	51,592,999	3.0%
		160,009,049	9.4%

Life Science Equipment
Agilent Technologies	900,000	61,731,000	3.6%

Medical Devices
Stryker	300,000	48,648,000	2.9%

Medical Equipment
Dentsply Sirona International	215,000	12,052,900	0.7%

		365,103,299	21.5%

Industrials

Aircraft & Parts
Harris	390,000	60,898,500	3.6%

Building Sub Contractors
EMCOR Group	682,750	52,100,653	3.1%

Measurement Instruments
Keysight Technologies¹	500,000	23,505,000	1.4%
Trimble Navigation¹	1,500,000	56,895,000	3.3%
		80,400,000	4.7%

Metalworking Machinery
Lincoln Electric Holdings	360,000	31,514,400	1.8%

Rail Freight
Norfolk Southern	300,000	41,724,000	2.5%
Union Pacific	300,000	39,075,000	2.3%
		80,799,000	4.8%

		305,712,553	18.0%

Technology

Application Software
Adobe Systems¹	450,000	94,108,500	5.5%
Intuit	450,000	75,087,000	4.4%
SAP ADR	316,379	33,061,605	2.0%
		202,257,105	11.9%

Communications Equipment
Apple	504,000	89,772,480	5.3%
Cisco Systems	1,500,000	67,170,000	4.0%
		156,942,480	9.3%

Information Services
Gartner¹	180,000	20,413,800	1.2%

Infrastructure Software
Oracle	650,000	32,935,500	1.9%

IT Services
Convergys	351,033	8,147,476	0.5%

Semiconductor Devices
Qualcomm	800,000	52,000,000	3.1%
Xilinx	600,000	42,750,000	2.5%
		94,750,000	5.6%

Semiconductor Manufacturing
ASML	308,000	60,180,120	3.5%
Taiwan Semiconductor ADR	1,243,297	53,896,925	3.2%
		114,077,045	6.7%

		629,523,406	37.1%

Total investments	(Cost = $501,786,381)	1,668,171,161	98.3%
Other assets (net of liabilities)		27,988,938	1.7%
Total net assets		$1,696,160,099	100.0%
(1) Non-income producing security ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 81.4%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Baidu ADR²	3,500	$883,190	China³	2.7%

Publishing & Broadcasting
Naspers ADR	11,200	617,680	South Africa	1.9%

Telecom Carriers
Advanced Info Service	99,000	622,928	Thailand	1.9%
Telekomunikasi Indonesia ADR	30,000	870,900	Indonesia	2.7%
		1,493,828		4.6%

		2,994,698		9.2%

Consumer Discretionary

Airlines
Bangkok Airways Public Company NVDR	1,140,000	541,661	Thailand	1.7%
Copa Holdings, Class A	4,000	543,880	Panama	1.7%
		1,085,541		3.4%

Apparel, Footwear & Accessory Design
Samsonite International	259,800	1,127,847	Hong Kong³	3.5%
VF	12,000	894,840	USA	2.7%
		2,022,687		6.2%

Automobiles
Ford Otomotiv Sanayi	52,500	861,897	Turkey	2.7%

Home Improvement
Coway	3,000	238,781	Korea	0.7%
Techtronic Industries	140,000	878,427	Hong Kong	2.7%
		1,117,208		3.4%

Jewelry & Watch Stores
Pandora	5,000	521,203	Denmark	1.6%

		5,608,536		17.3%

Consumer Staples

Food & Drug Stores
Clicks Group	98,000	1,394,044	South Africa	4.3%

Household Products
Colgate-Palmolive	8,000	551,760	USA	1.7%
Unilever ADR	14,700	758,520	United Kingdom	2.3%
		1,310,280		4.0%

Packaged Food
Indofood CBP Sukses Makmur	800,000	521,863	Indonesia	1.6%
M. Dias Branco	30,000	554,560	Brazil	1.7%
		1,076,423		3.3%

		3,780,747		11.6%

Financials

Islamic Banking
BIMB Holdings	531,000	567,830	Malaysia	1.7%

Real Estate Owners & Developers
SM Prime Holdings	1,610,000	1,088,065	Philippines	3.4%

		1,655,895		5.1%

Health Care

Generic Pharma
Aspen Pharmacare Holdings	28,000	636,774	South Africa	2.0%

Health Care Facilities
Bangkok Dusit Medical Services NVDR	380,000	267,005	Thailand	0.8%
IHH Healthcare	300,000	451,477	Malaysia	1.4%
KPJ Healthcare	2,535,992	636,098	Malaysia	2.0%
		1,354,580		4.2%

Specialty Pharma
Genomma Lab Internacional, Class B²	273,500	295,689	Mexico	0.9%
Kalbe Farma	5,900,000	685,527	Indonesia	2.1%
		981,216		3.0%

		2,972,570		9.2%

Industrials

Agricultural Machinery
Turk Traktor ve Ziraat Makineleri	13,500	273,965	Turkey	0.8%

Logistics Services
Kerry Logistics Network	400,000	543,851	China³	1.7%

Rail Freight
Kansas City Southern Industries	6,500	669,760	USA	2.1%

Transport Support Services
Grupo Aeroportuario Sureste ADR	1,350	239,328	Mexico	0.7%

		1,726,904		5.3%

Materials

Precious Metal Mining
Randgold Resources ADR	9,750	789,945	South Africa	2.4%

		789,945		2.4%

Technology

Application Software
Tencent Holdings ADR	36,000	1,976,040	China	6.1%

Communications Equipment
Samsung Electronics	250	543,267	Korea	1.7%
Sercomm	200,000	574,805	Taiwan	1.8%
		1,118,072		3.5%

Computer Hardware & Storage
Advantech	80,000	588,286	Taiwan	1.8%

Electronics Components
Silergy	15,000	330,896	Taiwan³	1.0%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	21,000	910,350	Taiwan	2.8%

		4,923,644		15.2%

Utilities

Integrated Utilities
AboitizPower	815,000	601,846	Philippines	1.8%

Power Generation
Manila Electric	80,000	516,889	Philippines	1.6%

Utility Networks
Enersis Americas ADR	10,000	114,200	Chile	0.4%
Hong Kong & China Gas	383,570	756,944	China³	2.3%
		871,144		2.7%

		1,989,879		6.1%

Total Common Stocks		$26,442,818		81.4%

Warrants – 0.0%[4]	Number of Shares	Market Value	Country¹	Percentage of Assets

Financials

Islamic Banking
BIMB Holdings Warrants²	80,000	$5,719	Malaysia	0.0%[4]

		5,719		0.0%[4]

Total Investments	(Cost = $21,351,501)	26,448,537		81.4%
Other Assets (net of liabilities)		6,035,956		18.6%
Total Net Assets		$32,484,493		100.0%
¹ Country of domicile ² Non-income producing ³ Denotes a country of primary exposure [4] Less than 0.05% ADR: American Depository Receipt NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk – 72.2%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

Ooredoo Tamweel²	3.039% due 12/03/2018	$1,750,000	$1,750,579	Qatar	3.0%

			1,750,579		3.0%

Consumer Discretionary

Al Shindagha²	3.776% due 11/26/2019	2,400,000	2,408,038	United Arab Emirates	4.1%
Majid Al Futtaim²	4.50% due 11/03/2025	2,250,000	2,301,309	United Arab Emirates	3.9%

			4,709,347		8.0%

Energy

Petronas Global³	2.707% due 03/18/2020	750,000	745,255	Malaysia	1.2%

			745,255		1.2%

Financials

Dubai International Financial Centre²	4.325% due 11/12/2024	2,500,000	2,540,482	United Arab Emirates	4.3%
Dubai Islamic Bank²	2.921% due 06/03/2020	2,250,000	2,228,114	United Arab Emirates	3.8%
Emirates Islamic Bank²	3.542% due 05/31/2021	2,500,000	2,500,912	United Arab Emirates	4.2%
Emirates Madina Group²	4.564% due 06/18/2024	2,250,000	2,297,754	United Arab Emirates	3.9%
Exim Malaysia²	2.874% due 02/19/2019	1,000,000	998,869	Malaysia	1.7%
Investment Corporation of Dubai²	3.508% due 05/21/2020	2,500,000	2,493,068	United Arab Emirates	4.2%
Noor²	2.788% due 04/28/2020	1,000,000	985,714	United Arab Emirates	1.7%
Qatar Islamic Bank²	2.754% due 10/27/2020	2,000,000	1,937,362	Qatar	3.3%
SIB Sukuk Co III²	3.084% due 09/08/2021	2,500,000	2,458,818	United Arab Emirates	4.2%
Sukuk Funding No3²	4.348% due 12/03/2018	1,000,000	1,009,596	United Arab Emirates	1.7%
TF Varlik Kiralama²	5.375% due 04/24/2019	2,000,000	2,035,410	Turkey	3.5%

			21,486,099		36.5%

Industrials

DP World Crescent²	3.908% due 05/31/2023	2,500,000	2,514,187	United Arab Emirates	4.3%
Jebel Ali Free Zone²	7.00% due 06/19/2019	2,250,000	2,356,875	United Arab Emirates	4.0%

			4,871,062		8.3%

Materials

Equate Sukuk Spc²	3.944% due 02/21/2024	2,500,000	2,496,488	United Arab Emirates	4.2%

			2,496,488		4.2%

Technology

Axiata²	4.357% due 03/24/2026	1,250,000	1,273,296	Malaysia	2.2%

			1,273,296		2.2%

Utilities

DEWA²	3.00% due 03/05/2018	1,500,000	1,500,009	United Arab Emirates	2.5%
Saudi Electric Global³	4.00% due 04/08/2024	1,500,000	1,513,086	Saudi Arabia	2.6%
TNB Global Ventures Capital²	3.244% due 10/19/2026	2,290,000	2,148,663	Malaysia	3.7%

			5,161,758		8.8%

Total Corporate Sukuk			42,493,884		72.2%

Government Sukuk –24.9%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Government Bonds

China Beige Book International²	6.273% due 11/22/2018	$1,750,000	$1,782,882	Bahrain	3.0%
Department of Finance Dubai²	3.875% due 01/30/2023	1,750,000	1,768,536	United Arab Emirates	3.0%
Hazine Mustesarligi Varlik Kiralama³	2.803% due 03/26/2018	1,000,000	999,972	Turkey	1.7%
Kingdom of Saudi Arabia²	3.628% due 04/20/2027	2,500,000	2,406,055	Saudi Arabia	4.1%
Perusahaan Penerbit SBSN III³	6.125% due 03/15/2019	500,000	516,750	Indonesia	0.9%
Perusahaan Penerbit SBSN²	4.55% due 03/29/2026	1,750,000	1,788,273	Indonesia	3.0%
Perusahaan Penerbit SBSN³	4.55% due 03/29/2026	250,000	255,468	Indonesia	0.4%
RAK Capital²	3.094% due 03/31/2025	1,500,000	1,441,995	United Arab Emirates	2.5%
Sharjah²	3.764% due 09/17/2024	1,500,000	1,509,423	United Arab Emirates	2.6%
State of Qatar²	3.241% due 01/18/2023	2,250,000	2,199,998	Qatar	3.7%

Total Government Sukuk			14,669,352		24.9%

Total investments	(Cost = $58,083,369)		57,163,236		97.1%
Other assets			1,685,893		2.9%
Total net assets			$58,849,130		100.0%

¹Country of risk

² Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2018, the aggregate value of these securities was $53,132,706 representing 90.3% of net assets.

³ Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2018, the net value of these securities was $4,030,530 representing 6.8% of net assets.

Notes to Schedule of Investments (unaudited)

1. Organization:

Amana Mutual Funds Trust (the "Trust") was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust's Board of Directors, Saturna Capital, the Trust's investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security's fair value.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018, in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Income Fund
Common Stocks¹	$1,348,782,045	$-	$-	$1,348,782,045
Total Assets	$1,348,782,045	$-	$-	$1,348,782,045

Growth Fund
Common Stocks¹	$1,668,171,161	$-	$-	$1,668,171,161
Total Assets	$1,668,171,161	$-	$-	$1,668,171,161

Developing World
Common Stocks
Communications	$2,371,770	$622,928	$-	$2,994,698
Consumer Discretionary	1,438,720	4,169,816	-	5,608,536
Consumer Staples	1,310,280	2,470,467	-	3,780,747
Financials	-	1,655,895	-	1,655,895
Health Care	-	2,972,570	-	2,972,570
Industrials	909,088	817,816	-	1,726,904
Materials	789,945	-	-	789,945
Technology	2,886,390	2,037,254	-	4,923,644
Utilities	114,200	1,875,679	-	1,989,879
Total Common Stocks	$9,820,393	$16,622,425	-	$26,442,818
Warrants¹	$5,719	$-	-	$5,719
Total Assets	$9,826,112	$16,622,425	$-	$26,448,537

Participation Fund
Corporate Sukuk¹	$-	$42,493,884	$-	$42,493,884
Government Sukuk¹	-	14,669,352	-	14,669,352
Total Assets	$-	$57,163,236	$-	$57,163,236
During the period ended February 28, 2018, no Fund had transfers between Level 1, Level 2, and Level 3. ¹ See the Schedule of Investments for additional details

3. Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During a previous fiscal period ended, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 28, 2018, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$5,719
	Total	$5,719

Statement of Operations effects realized

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gain (Loss)	Changes in Unrealized Gain (Loss)
Warrants	$-	$339
Total	$-	$339

4. Federal Income Taxes:

The cost basis of investments for federal income tax purposes at February 28, 2018, were as follows:

	Income Fund	Growth Fund
Cost of investments	$530,320,790	$501,786,381
Gross unrealized appreciation	821,657,653	1,166,442,437
Gross unrealized depreciation	3,196,398	57,657
Net unrealized appreciation	$818,461,255	$1,166,384,780

	Developing World Fund	Participation Fund
Cost of investments	$21,351,501	$58,083,369
Gross unrealized appreciation	6,578,208	29,733
Gross unrealized depreciation	1,481,172	949,866
Net unrealized appreciation	$5,097,036	$(920,133)

5. Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

Item 2. Controls and Procedures

  An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.
  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date: April 27, 2018

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Chief Financial Officer

Date: April 27, 2018

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